Note 7 - Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense, Net	$ 2,278	$ 2,350	$ 2,567
Capital Lease Obligations	0	$ 0
Recorded Unconditional Purchase Obligation	$ 2,794